ORGANIZATION AND BUSINESS	3 Months Ended	12 Months Ended
	May 31, 2020	Feb. 29, 2020
ORGANIZATION AND BUSINESS
NOTE 1. ORGANIZATION AND BUSINESS

China VTV Limited, formerly known as T-Bamm., was incorporated in the State of Nevada on February 19, 2015 and is a holding company which has not carried out substantive business operations of its own.

China VTV Ltd. (“China VTV”) was incorporated on January 9, 2015 under the laws of Hong Kong. China VTV has developed its own blockchain-operated and cloud-based application platform (the “APP Platform”) that distributes streaming media as a standalone product directly to viewers over the internet, bypassing telecommunications, multichannel televisions, and broadcast television platforms that traditionally act as a controller or distributor of such content.

On May 6, 2019,  pursuant to a Share Exchange Agreement among China VTV Limited, China VTV and its shareholders, China VTV Limited issued an aggregate of 115,550,000 shares of its common stock to the shareholders of China VTV in exchange for all of the issued and outstanding equity interests of China VTV and five individuals who provided prior services to China VTV. As a result, China VTV has become a wholly-owned subsidiary of China VTV Limited. The acquisition of China VTV has been accounted for as a reverse acquisition (the “Reverse Merger”), and the business of China VTV became the business of China VTV Limited. At the time of the Reverse Merger, China VTV Limited was not engaged in any active business.

Butterfly Effect Culture Media (Beijing) Co., Ltd. (the “Butterfly Effect”) was formed under the laws of the People’s Republic of China (the “PRC”) on February 23, 2016.Butterfly Effect is primarily engaged in literary adaptation business and centers its operations on internet Chinese literary and literary adaptation for TV shows, movies, audible books and mobile phone video games that are primarily distributed through online platforms.

On February 24, 2020 (the “Closing Date”), China VTV Limited, VTV Global Culture Media (Beijing) Co., Ltd., a Chinese wholly-foreign-owned entity and a wholly-owned subsidiary of China VTV Limited (the “WFOE”), Butterfly Effect, and each and all of the Equity Holders of the Butterfly Effect closed the transactions contemplated under an Acquisition Agreement. Pursuant to this Acquisition Agreement, China VTV Limited effectively controls Butterfly Effect Culture Media (Beijing) Co., Ltd. via a series of VIE Agreements, which have been executed by the WFOE, Butterfly Effect Culture Media (Beijing) Co., Ltd. and each Butterfly Effect’s Equity Holder on the Closing Date. On February 25, 2020, in accordance with the terms of the Acquisition Agreement, the Company issued a total of 24,000,000 restricted shares of its common stock to the Butterfly Effect’s Equity Holders. The Acquisition is accounted for as a regular acquisition pursuant to which China VTV Limited is considered the acquiring entity for accounting purposes in accordance with generally accepted accounting principles in the United States of America.

Following the acquisition, China VTV Limited and its consolidated subsidiaries and variable interest entities (“VIE”) are referred to collectively herein as the “Company”. The Company plans to focus on the business of building and operating of LED advertising billboards in South Asia, Australia, the United States (the U.S.), Taiwan and the People’s Republic of China (the “PRC”); the e-media online streaming platform; and the literary adaptation whereby the Company adapts original stories or books into TV shows, movies and mobile video games that will be distributed outside the PRC through the internet. The Company is currently exploring a model to distribute contents, such as TV show episodes, produced by the Company on its online streaming platform.

China VTV Limited (formerly known as “T-Bamm”, the “Company”) was incorporated in the State of Nevada on February 19, 2015 and established a fiscal year end of February 28. The Company is a holding company and has not carried out substantive business operations of its own.

China VTV Ltd. (“China VTV”) was incorporated on January 9, 2015 under the laws of Hong Kong. China VTV is developing an Over-The-Top (the “OTT”) platform that distributes streaming media as a standalone product directly to viewers over the internet, bypassing telecommunications, multichannel televisions, and broadcast television platforms that traditionally act as a controller or distributor of such content.

On March 15, 2019, the Company, China VTV and its shareholders entered into a share purchase/exchange agreement (the “Share Exchange Agreement”), pursuant to which the Company issued an aggregate of 110,550,000 shares of its common stock to all of the shareholders of China VTV in prorated amounts in exchange for all of the issued and outstanding equity interests of China VTV on May 6, 2019 (the “Closing Date”).

Effective on the Closing Date, pursuant to the Share Exchange Agreement, the Company issued an aggregate of 115,550,000 shares of common stock of the Company to the shareholders of China VTV in exchange for all of the issued and outstanding equity interests of China VTV and five individuals who provided prior services to China VTV. As a result, China VTV has become a wholly-owned subsidiary of the Company. The acquisition of China VTV has been accounted for as a reverse acquisition (the “Reverse Merger”), and the business of China VTV became the business of the Company. At the time of the Reverse Merger, the Company was not engaged in any active business.

On December 18, 2019, the Company, VTV Global Culture Media (Beijing) Co., Ltd., a Chinese wholly foreign owned entity and a wholly-owned subsidiary of the Company (the “WFOE”), Butterfly Effect Culture Media (Beijing) Co., Ltd. (the “Target”), a corporation formed under the laws of the People’s Republic of China (the “PRC”), and each and all of the equity holders of the Target (each, a “Target Equityholders”, and collectively, “Target Shareholders”) entered into a business acquisition agreement (the “Acquisition Agreement”), pursuant to which the Company through its WFOE agreed to acquire the Target through a series of management agreements (the “VIE Agreements”) to effectively control the Target (the “Acquisition”). In accordance with the Acquisition Agreement, and in consideration for the effective control over the Target, the Company agreed to issue an aggregate of 24,000,000 shares of its common stock (the “Common Stock”) (the “Stock Consideration”) to the Target Equityholders pro rata in accordance with the Target equity holder equity percentage. In addition, subject to the terms and conditions in the Acquisition Agreement, the Company and its subsidiaries agreed to pay a total of RMB 288,000,000 (the “Cash Consideration”) to the Target Equityholders pro rata with the Target equity holder’s equity percentage over a period as set forth therein and in the first amended acquisition agreement (“Amendment No. 1”) dated December 28, 2019.

On February 24, 2020 (the “Closing Date”), the Company and the Target closed the transactions contemplated under the Acquisition Agreement, as amended (the “Closing”), pursuant to which the Company effectively controls Butterfly Effect Culture Media (Beijing) Co., Ltd. via the VIE Agreements, which have been executed by the WFOE, Butterfly Effect Culture Media (Beijing) Co., Ltd. and each Target Equityholder on the Closing Date. On February 25, 2020, in accordance with the terms of the Acquisition Agreement, the Company issued a total of 24,000,000 restricted shares of its common stock to the Target Equityholders. The Acquisition is accounted for as a regular acquisition pursuant to which the Company is considered the acquiring entity for accounting purposes in accordance with generally accepted accounting principles in the United States of America. (See NOTE 2 and NOTE 3)

Butterfly Effect Culture Media (Beijing) Co., Ltd. is primarily engaged in literary adaptation business and centers its business on internet Chinese literary and literary adaptation for TV shows, movies, audible books and mobile phone video games that are primarily distributed through online platforms.

Following the acquisition, the Company operates as a single entity in one integrated business unit which are 1) the e-media online streaming platform operated by the Company’s Hong Kong subsidiary and 2) the literary adaptation business whereby the Target adapts original stories or books into TV shows, movies and mobile video games to be distributed in and outside the People’s Republic of China (the “PRC”) through the internet.

In December 2019, a novel strain of coronavirus (COVID-19) surfaced. The spread of COVID-19 caused interruption of operation in the Company’s China facilities from February to early March 2020. The breakout of COVID-19 around the world in the first and second quarters of 2020 has caused significant volatility in China, U.S., and the rest of the world markets. There is significant uncertainty around the breadth and duration of business disruptions related to COVID-19, as well as its impact on the global economies and, as such, the Company is unable to determine if it will have a material impact on financial result of fiscal 2021.